Net Income Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Net Income Per Share
15.	NET INCOME PER SHARE

For the year ended December 31, 2016, the Group determined that the nonvested restricted shares are participating securities as the holders of the nonvested restricted shares have a nonforfeitable right to receive dividends with all ordinary shares but the nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Group’s losses. Accordingly, the Group uses the two-class method of computing net income per share, for ordinary shares and nonvested restricted shares according to the participation rights in undistributed earnings.

The calculation of net income per share is as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net income attributable to Momo Inc.	978,969	2,148,098	2,815,775
Undistributed earnings allocated to participating nonvested restricted shares	(21,550)	—	—

Net income attributed to ordinary shareholders for computing net income per ordinary share-basic and diluted	957,419	2,148,098	2,815,775

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Denominator:
Denominator for computing net income per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	377,335,923	394,549,323	407,009,875
Weighted average shares used in computing net income per participating nonvested restricted share	8,493,244	—	—

Denominator for computing net income per share-diluted:
Weighted average shares outstanding used in computing net income per ordinary share-diluted	407,041,165	415,265,078	433,083,643	(i)

Net income per ordinary share attributable to Momo Inc. - basic	2.54	5.44	6.92
Net income per participating nonvested restricted share	2.54	—	—

Net income per ordinary share attributable to Momo Inc. - diluted	2.41	5.17	6.59

The following table summarizes potential ordinary shares outstanding excluded from the computation of diluted net income per ordinary share for the years ended December 31, 2016, 2017 and 2018, because their effect is anti-dilutive:

	For the years ended December 31,
	2016	2017	2018
Share issuable upon exercise of share options	152,500	768,266	1,117,334
Share issuable upon exercise of RSUs	50,000	—	—

(i)

The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2016, an incremental weighted average number of 7,155,060 nonvested restricted shares and an incremental weighted average number of 22,550,182 ordinary shares from the assumed exercise of share options and vesting of RSUs using the treasury stock method were included.

For the year ended December 31, 2017, an incremental weighted average number of 20,715,755 ordinary shares from the assumed exercise of share options and RSUs were included.

For the year ended December 31, 2018, an incremental weighted average number of 14,821,852 ordinary shares from the assumed exercise of share options and RSUs and an incremental weighted average number of 11,251,916 ordinary shares resulting from the assumed conversion of convertible senior notes were included.